Net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item $ / shares shares	Dec. 31, 2016 CNY (¥) item ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders - basic	$ (548,291)	¥ (3,806,790)	¥ (9,107,940)	¥ (12,953,998)
Net loss attributable to ordinary shareholders - diluted | ¥		¥ (3,806,790)	¥ (9,107,940)	¥ (12,953,998)
Denominator:
Weighted average number of shares - basic	2,804,767,889	2,804,767,889	2,735,034,034	2,419,668,247
Weighted average number of shares - diluted	2,804,767,889	2,804,767,889	2,735,034,034	2,419,668,247
Basic net loss per share attributable to ordinary shareholders | (per share)	$ (0.20)	¥ (1.36)	¥ (3.33)	¥ (5.35)
Diluted net loss per share attributable to ordinary shareholders | (per share)	$ (0.20)	¥ (1.36)	¥ (3.33)	¥ (5.35)
Number of different classes of shares presented | item	3	3